PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks 79.4%
Diversified Real Estate Activities 9.2%
Henderson Land Development Co. Ltd. (Hong Kong)	59,316	$ 265,342
New World Development Co. Ltd. (Hong Kong)	465,096	576,648
Sun Hung Kai Properties Ltd. (Hong Kong)	21,264	293,970
		1,135,960
Diversified REITs 2.1%
Activia Properties, Inc. (Japan)	25	132,999
Essential Properties Realty Trust, Inc.	4,619	127,530
		260,529
Health Care REITs 14.5%
Global Medical REIT, Inc.	50,444	736,483
Healthpeak Properties, Inc.	8,093	291,267
Medical Properties Trust, Inc.	15,988	354,134
Omega Healthcare Investors, Inc.	2,896	121,487
Welltower, Inc.	3,337	283,345
		1,786,716
Hotel & Resort REITs 18.5%
Apple Hospitality REIT, Inc.	40,417	607,063
Invincible Investment Corp. (Japan)	383	193,621
Japan Hotel REIT Investment Corp. (Japan)	274	184,653
MGM Growth Properties LLC (Class A Stock)	20,925	668,345
Service Properties Trust	28,845	622,475
		2,276,157
Industrial REITs 13.1%
Frasers Logistics & Industrial Trust (Singapore)	126,906	113,399
Industrial & Infrastructure Fund Investment Corp. (Japan)	96	147,364
Mapletree Logistics Trust (Singapore)	220,400	296,602
Mitsui Fudosan Logistics Park, Inc. (Japan)	52	251,816
Nippon Prologis REIT, Inc. (Japan)	94	270,310
STAG Industrial, Inc.	10,431	336,295
Tritax Big Box REIT PLC (United Kingdom)	110,031	202,959
		1,618,745

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs 3.3%
Dexus (Australia)	13,978	$ 118,264
Keppel REIT (Singapore)	320,469	284,188
		402,452
Real Estate Operating Companies 1.9%
LEG Immobilien AG (Germany)	820	101,213
Swire Properties Ltd. (Hong Kong)	44,665	138,268
		239,481
Retail REITs 9.7%
Frasers Centrepoint Trust (Singapore)	104,867	221,025
Kenedix Retail REIT Corp. (Japan)	111	274,713
Link REIT (Hong Kong)	20,799	209,760
Spirit Realty Capital, Inc.	9,295	490,590
		1,196,088
Specialized REITs 7.1%
Gaming & Leisure Properties, Inc.	15,466	730,846
Life Storage, Inc.	1,270	143,738
		874,584

Total Common Stocks (cost $9,028,525)		9,790,712
Preferred Stocks 20.1%
Diversified REITs 3.5%
Gladstone Commercial Corp.	9,122	245,655
PS Business Parks, Inc.	7,124	187,646
		433,301
Industrial REITs 3.8%
Monmouth Real Estate Investment Corp.	9,938	250,040
Rexford Industrial Realty, Inc.	8,346	218,457
		468,497

PGIM Real Estate Income Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Office REITs 4.7%
Office Properties Income Trust	9,326	$ 244,808
Vornado Realty Trust	12,918	341,810
		586,618
Residential REITs 6.1%
American Homes 4 Rent	11,673	307,934
Investors Real Estate Trust	8,199	220,802
UMH Properties, Inc.	8,353	221,689
		750,425
Specialized REITs 2.0%
EPR Properties	9,233	244,120

Total Preferred Stocks (cost $2,314,100)		2,482,961

Total Long-Term Investments (cost $11,342,625)		12,273,673

Short-Term Investments 4.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	494,558	494,558
PGIM Institutional Money Market Fund(w)	42	42

Total Short-Term Investments (cost $494,600)		494,600

TOTAL INVESTMENTS 103.5% (cost $11,837,225)		12,768,273
Liabilities in excess of other assets (3.5)%		(430,904)

Net Assets 100.0%		$ 12,337,369

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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